Taxes - Summary of Aging of the Unrecognized Tax Carryforwards (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Unrecognized Tax Carryforward [line items]
Unrecognized tax carry forwards	$ 1,414
2021
Disclosure Of Unrecognized Tax Carryforward [line items]
Unrecognized tax carry forwards	45
2022
Disclosure Of Unrecognized Tax Carryforward [line items]
Unrecognized tax carry forwards	1
2023
Disclosure Of Unrecognized Tax Carryforward [line items]
Unrecognized tax carry forwards	13
2024
Disclosure Of Unrecognized Tax Carryforward [line items]
Unrecognized tax carry forwards	9
2025
Disclosure Of Unrecognized Tax Carryforward [line items]
Unrecognized tax carry forwards	3
2026 - 2028
Disclosure Of Unrecognized Tax Carryforward [line items]
Unrecognized tax carry forwards	234
2029 - 2031
Disclosure Of Unrecognized Tax Carryforward [line items]
Unrecognized tax carry forwards	292
2032 - 2034
Disclosure Of Unrecognized Tax Carryforward [line items]
Unrecognized tax carry forwards	563
2035 - 2037
Disclosure Of Unrecognized Tax Carryforward [line items]
Unrecognized tax carry forwards	$ 254